Financial Instruments - Q2 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			6 Months Ended																																							12 Months Ended			12 Months Ended				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 2011 Warrants [Member]	Jun. 30, 2013 2012 Warrants [Member]	Jun. 30, 2013 2013 Warrants [Member]	Jun. 30, 2013 2012 Notes [Member]	Jun. 30, 2013 2013 Notes [Member]	Jun. 30, 2013 Conversion Option [Member]	Jun. 30, 2013 Call Option [Member]	Jun. 30, 2013 Derivative liability [Member]	Dec. 31, 2012 Derivative liability [Member]	Jun. 30, 2013 Embedded Derivative liability [Member]	Dec. 31, 2012 Embedded Derivative liability [Member]	Jun. 30, 2013 Warrant liability [Member]	Dec. 31, 2012 Warrant liability [Member]	Dec. 31, 2011 Warrant liability [Member]	Jun. 30, 2013 Quoted prices in active markets for identical assets (Level 1) [Member]	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) [Member]	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) [Member]	Jun. 30, 2013 Quoted prices in active markets for identical assets (Level 1) [Member] Derivative liability [Member]	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) [Member] Derivative liability [Member]	Jun. 30, 2013 Quoted prices in active markets for identical assets (Level 1) [Member] Embedded Derivative liability [Member]	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) [Member] Embedded Derivative liability [Member]	Jun. 30, 2013 Quoted prices in active markets for identical assets (Level 1) [Member] Warrant liability [Member]	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) [Member] Warrant liability [Member]	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) [Member] Warrant liability [Member]	Jun. 30, 2013 Significant other observable inputs (Level 2) [Member]	Dec. 31, 2012 Significant other observable inputs (Level 2) [Member]	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member]	Jun. 30, 2013 Significant other observable inputs (Level 2) [Member] Derivative liability [Member]	Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Derivative liability [Member]	Jun. 30, 2013 Significant other observable inputs (Level 2) [Member] Embedded Derivative liability [Member]	Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Embedded Derivative liability [Member]	Jun. 30, 2013 Significant other observable inputs (Level 2) [Member] Warrant liability [Member]	Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Warrant liability [Member]	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Warrant liability [Member]	Jun. 30, 2013 Significant unobservable inputs (Level 3) [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member]	Dec. 31, 2011 Significant unobservable inputs (Level 3) [Member]	Jun. 30, 2013 Significant unobservable inputs (Level 3) [Member] Derivative liability [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Derivative liability [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Derivative liability [Member] Call Option [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Embedded Derivative liability [Member]	Jun. 30, 2013 Significant unobservable inputs (Level 3) [Member] Embedded Derivative liability [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Embedded Derivative liability [Member] Conversion Option [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member]	Dec. 31, 2011 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member]	Jun. 30, 2013 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member] 2011 Warrants [Member]	Dec. 31, 2011 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member] 2011 Warrants [Member]	Dec. 31, 2012 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member] 2012 Warrants [Member]	Dec. 31, 2011 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member] 2012 Warrants [Member]
Assets [Abstract]
Cash and cash equivalents	$ 13,873	$ 7,536	$ 9,244															$ 13,873	$ 7,536	$ 9,244								$ 0	$ 0	$ 0								$ 0	$ 0	$ 0
Liabilities [Abstract]
Total fair value of liabilities	22,333	8,903									0	2,449	1,323	276	21,010	6,178	2,511	0	0		0	0	0	0	0	0	0	0	0		0	0	0	0	0	0	0	22,333	8,903		0	2,449		276	1,323		6,178	2,511	21,010
Reconciliation of embedded derivative warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	6,178			2,378	3,800	0	276	0	276	4,627																																	0	0		0	2,511	0		2,511	0	0	0
Change in fair value	1,800			(912)	2,712	0	315	0	315	2,449																																	(732)	(212)		(212)	(1,277)	(14,436)		(133)	(14,436)	(1,144)	0
Exercise of call option										(6,572)
Expiration of call option										(504)
Issuances	13,047			0	0	13,047	0	732	732
Exercise of warrants	(15)			(15)	0	0
Balance	$ 21,010			$ 1,451	$ 6,512	$ 13,047	$ 591	$ 732	$ 1,323	$ 0																																	$ 2,449	$ 276		$ 276	$ 6,178	$ 2,511		$ 2,378	$ 2,511	$ 3,800	$ 0